Stockholder's Equity/Issued Capital (Details) - Schedule of Consolidated Financial Statements - Common Stock [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2023		Mar. 31, 2024	Mar. 31, 2023		Jun. 30, 2023		Jun. 30, 2022
Schedule of Consolidated Financial Statements [Line Items]
Balance	$ 2		$ 2	$ 1		$ 1		$ 1
Balance (in Shares)	15,873,092		15,873,113	12,926,349		12,926,349		10,687,120
Issues of new shares – placements		[1]			[1]		[2]
Issues of new shares – placements (in Shares)		[1]		634,146	[1]	634,146	[2]	50,000
Issues of new shares – acquisition		[3]		$ 1	[3]	$ 1	[4]
Issues of new shares – acquisition (in Shares)		[3]		2,181,695	[3]	2,181,695	[4]
Issues of new shares – employees and directors
Issues of new shares – employees and directors (in Shares)
Exercise of options
Exercise of options (in Shares)	21			21		21		2,076,507
Shares in lieu of advisor fees		[5]			[5]		[6]
Shares in lieu of advisor fees (in Shares)		[5]		130,902	[5]	130,902	[6]
Share issue costs
Balance	$ 2		$ 2	$ 2		$ 2		$ 1
Balance (in Shares)	15,873,113		15,873,113	15,873,113		15,873,113		12,926,349
Previously Reported [Member]
Schedule of Consolidated Financial Statements [Line Items]
Balance				$ 2		$ 2
Balance (in Shares)				15,873,113		15,873,113
Balance								$ 2
Balance (in Shares)								15,873,113

[1]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.
[2]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.
[3]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[4]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[5]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.
[6]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.